Note 41 - Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2018
Fair Values of Financial Instruments Abstract
Disclosure of Fair Values of Financial Instruments

41. Fair values of financial instruments

a) Assets and liabilities measured at fair value

The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2018 is detailed below:

	Accounting balance	Total Fair value	Level 1 Fair value	Level 2 Fair value
Financial assets
Financial assets at fair value through profit or loss - Debt securities	7,508,099	7,508,099	54,011	7,454,088
Derivatives	591,418	591,418	-	591,418
Financial assets at fair value through profit or loss - Equity instruments	528,026	528,026	528,026	-
Financial assets at fair value through other comprehensive income - Debt securities	24,821,610	24,821,610	100,166	24,721,444
Financial assets at fair value through other comprehensive income - Equity instruments	13,926	13,926	13,226	700
Financial liabilities
Trading liabilities	692,270	692,270	162,696	529,574
Derivatives	1,377,259	1,377,259	-	1,377,259

The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2017 is detailed below:

	Accounting balance	Total Fair value	Level 1 Fair value	Level 2 Fair value
Financial assets
Financial assets at fair value through profit or loss - Debt securities	8,588,127	8,588,127	6,277,865	2,310,262
Derivatives	210,756	210,756	-	210,756
Financial assets at fair value through profit or loss - Equity instruments	695,664	695,664	695,664	-
Financial assets at fair value through other comprehensive income - Equity instruments	18,244	18,244	17,567	677
Financial assets at fair value through other comprehensive income - Debt securities	25,207,899	25,207,899	16,203,297	9,004,602
Financial liabilities
Derivatives	339,253	339,253	-	339,253

The fair value hierarchy of assets and liabilities measured at fair value as of January 1, 2017 is detailed below:

	Accounting balance	Total Fair value	Level 1 Fair value	Level 2 Fair value
Financial assets
Financial assets at fair value through profit or loss - Debt securities	6,764,936	6,764,936	2,359,335	4,405,601
Derivatives	98,987	98,987	-	98,987
Financial assets at fair value through profit or loss - Equity instruments	407,664	407,664	407,664	-
Financial assets at fair value through other comprehensive income - Equity instruments	18,156	18,156	-	18,156
Financial assets at fair value through other comprehensive income - Debt Securities	17,214,820	17,214,820	1,197,145	16,017,675
Financial liabilities
Derivatives	107,430	107,430	-	107,430

The fair value of a financial asset or liability is the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date.

The most objective and usual reference of the fair value of a financial asset or liability is the price that would be paid in an orderly, transparent and deep market, that is to say its quoting or market price.

If it is not possible to obtain a market price, a fair value is determined using best market practice quoting techniques, such as cash flows discount based on a yields curve for the same class and type of instrument, or if there is no market curve with the same characteristics of the bond, the technical value is calculated considering the latest market price plus interest accrued until the valuation date (whichever is more representative for the species).

In line with the accounting standard, a three-level classification of financial instruments is established. This classification is mainly made based on the observability of the necessary inputs to calculate that fair value, defining the following levels:

  Level 1: Financial instruments valued with quoted prices in an active market. Active market means a market that allows the observation of representative prices with sufficient frequency and daily volume.
  Level 2: Financial instruments that do not have an active market, but that may be valued through market observable data.
  Level 3: Valuation using models where variables not obtained from observable market information are used.

Financial assets at fair value mainly consist of BCRA Liquidity Bills and Argentine Treasury Bills (Letes), together with a minor share in Argentine Government Bonds and Corporate Bonds. Likewise, financial derivatives are classified at fair value, which includes foreign currency forward transactions and interest rate swaps with settlement at maturity. There are no Level 3 financial assets.

b) Transfers between hierarchy levels

b.1) Transfers from Level 1 to Level 2

The following instruments measured at fair value were transferred from Level 1 to Level 2 of the fair value hierarchy:

December 31, 2018
Argentine Bond in Pesos due 2038	1,615

The transfer is due to the fact that the bond was not traded in the market the number of days necessary to be considered Level 1.

No transfers have occurred from Level 1 to Level 2 as of December 31, 2017.

b.2) Transfers from Level 2 to Level 1

No transfers have occurred from Level 2 to Level 1 as of December 31, 2018 and 2017.

b.3) Valuation techniques for Levels 2 and 3

The determination of fair value prices set forth by the bank for fixed income consists of considering reference market prices for active markets MAE (“Mercado Abierto Electrónico”) and BYMA (“Bolsas y Mercados Argentinos”). If there are no quotings for the last 10 business days, a theoretical assessment is made.

The valuation allocated to financial assets that were not listed in the last 10 business days is determined by considering the latest quoted market price, plus interest accrued until the valuation date or technical value, whichever is more representative.

The theoretical assessment carried out for swaps and non-delivery forwards consists in discounting the future flows of the investment applying the interest rate as per the proper spot rates curve.

The estimate of future cash flows for swaps is made considering the spot rates in pesos and the BADLAR rate curve as input. In the case of non-delivery forwards, future cash flows are estimated considering the fair values of Rofex futures as inputs.

For Level 2 Calculations, input data observable in the market is required: the last quoted market price (MAE or BYMA), the terms of the bond issue as detailed in the respective offering memorandum or, in the particular case of BADLAR-adjustable bonds, the terms published in the BCRA's web site, the spot discount curve.

b.4) Reconciliation of opening and closing balances of Level 3 assets and liabilities at fair value

No Level 3 fair value balances exist.

c) Fair value of Assets and Liabilities not measured at fair value

Below is a description of methodologies and assumptions used to assess the fair value of the main financial instruments not measured at fair value, when the instrument does not have a quoting value in an active market.

  Assets and liabilities with fair value similar to their accounting balance

For financial assets and financial liabilities maturing in less than one year, it is considered that the accounting balance is similar to fair value. This assumption also applies for demand deposits, because a significant portion thereof (more than 99% considering contractual terms) have a residual maturity of less than one year.

  Fixed rate financial instruments

The fair value of financial assets was assessed by discounting future cash flows from market rates at each measurement date for financial instruments with similar characteristics.

  Variable rate financial instruments

For financial assets and financial liabilities accruing a variable rate, it is considered that the accounting balance is similar to the fair value.

The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2018 is detailed below:

	Accounting balance	Total Fair value	Level 2 Fair value
Financial assets
Cash and cash equivalents	99,105,461	(1)	-
Reverse repurchase agreements	12,719,131	(1)	-
Other financial assets	9,237,235	(1)	-
Loans and advances	181,584,755	176,801,211	176,801,211
Financial assets pledged as collateral	3,625,263	(1)	-
Financial liabilities
Deposits	259,509,061	256,910,027	256,910,027
Repurchase agreements	14,321	(1)	-
Other financial liabilities	28,189,392	(1)	-
Bank loans	5,527,525	(1)	-
Debt securities issued	2,473,690	2,412,051	2,412,051

(1). The Bank does not report the fair value as it considers it to be similar to its accounting value.

The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2017 is detailed below:

	Accounting balance	Total Fair value	Level 2 Fair value
Financial assets
Cash and cash equivalents	56,453,684	(1)	-
Reverse repurchase agreements	9,345,877	(1)	-
Other financial assets	3,414,951	(1)	-
Loans and advances	189,015,258	229,463,444	229,463,444
Financial assets pledged as collateral	3,626,742	(1)	-
Financial liabilities
Deposits	227,277,754	226,964,133	226,964,133
Repurchase agreements	421,395	(1)	-
Other financial liabilities	20,673,857	(1)	-
Bank loans	1,020,668	(1)	-
Debt securities issued	3,030,411	3,034,840	3,034,840

(1) The Bank does not report the fair value as it considers it to be similar to its accounting value.

The fair value hierarchy of assets and liabilities not measured at fair value as of January 1, 2017 is detailed below:

	Accounting balance	Total Fair value	Level 2 Fair value
Financial assets
Cash and cash equivalents	88,746,425	(1)	-
Reverse repurchase agreements	107,461	(1)	-
Other financial assets	1,234,350	(1)	-
Loans and advances	146,023,786	141,010,700	141,010,700
Financial assets pledged as collateral	3,751,799	(1)	-
Financial liabilities
Deposits	211,175,430	210,424,310	210,424,310
Repurchase agreements	249,000	(1)	-
Other financial liabilities	14,345,272	(1)	-
Bank loans	1,299,147	(1)	-
Debt securities issued	3,291,323	3,313,382	3,313,382

(1) The Bank does not report the fair value as it considers it to be similar to its accounting value.